Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Research and Development Expenses [Abstract]
Schedule of research and development expenses
	Year ended December 31,
	2018	2017	2016
	U.S. dollars in thousands

Fees related to service providers	38	51	145
Expenses relating to options to employees and non-employees	-	2	7
Professional consulting	-	-	109
Lab materials	-	2	134
Other	-	(12)	48

	38	43	443